Document and Entity Information	Jan. 08, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001652044
Document Type	8-K
Document Period End Date	Jan. 08, 2020
Entity Registrant Name	ALPHABET INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address, Address Line One	1600 Amphitheatre Parkway
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Security Exchange Name	NASDAQ
Capital Class C [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Security Exchange Name	NASDAQ